Contracts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 8,069,497	$ 1,037,225	$ 2,589,214
Addition	6,799,787	874,020	5,480,283
Ending balance	$ 14,869,284	$ 1,911,245	$ 8,069,497